FAIR VALUE MEASUREMENT - Items Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Items Measured at Fair Value on a Nonrecurring Basis
Non-marketable equity securities measured using the measurement alternative	$ 7,337	$ 7,332
Nonrecurring | Level 2
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	986	207
Other real estate owned	0	4
Loans	0	0
Non-marketable equity securities measured using the measurement alternative	104	403
Total assets	1,090	614
Nonrecurring | Level 3
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	1,312	2,223
Other real estate owned	11	13
Loans	144	703
Non-marketable equity securities measured using the measurement alternative	551	55
Total assets	2,018	2,994
Fair value | Nonrecurring
Items Measured at Fair Value on a Nonrecurring Basis
Loans held-for-sale	2,298	2,430
Other real estate owned	11	17
Loans	144	703
Non-marketable equity securities measured using the measurement alternative	655	458
Total assets	$ 3,108	$ 3,608